22. INCOME TAX AND DEFERRED TAXES (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense
Current tax expense	$ 9,965,392	$ 11,705,092	$ 16,783,597
Adjustment to prior year current tax	(881,994)	988,641	1,014,790
Other current tax expenses	85,980	241,520	81,792
Total current income tax expense, net	9,169,378	12,935,253	17,880,179
Deferred tax expense (benefit) related to the creation and reversal of temporary differences	2,224,740	(1,680,131)	(2,537,662)
Deferred tax expense (benefit) related to changes in the tax rate or new rates	0	621,687	1,464,045
Total deferred tax expense (benefit), net	2,224,740	(772,423)	(1,073,618)
Income tax expense	$ 11,394,118	$ 11,876,809	$ 16,806,562